UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2000

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

                         GENESIS ASSET MANAGERS LIMITED
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Name of Institutional Investment Manager

P O Box 475, Harbor Court, Les Amballes, St Peter Port, Guernsey Channel Islands
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Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-6418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Jeremy D. Paulson-Ellis            Director                  011-44-207-201-7200
--------------------------------------------------------------------------------
Name                               (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/ Jeremy D. Paulson-Ellis
----------------------------
London, UK
11/09/00


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

   13F File No.: Name:
   ------------- ---------------------------------------------------------------
1.   28-7436     Genesis Asset Managers International Limited
   ------------- ---------------------------------------------------------------

Managers Reporting on Behalf of Reporting Manager:

None

REPORT SUMMARY:

Number of Other Included Managers: (1)One
                                  --------
Form 13F Information Table Entry Total: 33
                                       ----
Form 13F Information Table Value Total:  955,582,214
                                       --------------


REPORT    PTR289    3Y CHOATE HALL & STEWART                                SECURITIES AND EXCHANGE COMMISSION FORM 13-F
          MANAGER   (JMC)                                                                  AS OF 09/30/00

                                                                         INVESTMENT DISCRECION           VOTING AUTHORITY
ITEM 1                          ITEM 2    ITEM 3       ITEM 4       ITEM 5         ITEM 6       ITEM 7              ITEM 8
                                                                                                MANAGERS
         NAME OF ISSUER        TITLE OFCUSIP NUMBER FAIR MARKET SHARES OR a) SOLE     c) NONE          a)SOLE b)SHARED AS c)SHARED
                                CLASS                VALUE ($)  PRINCIPAL       (b)SHARED                      DEFINED BY    OTHER
                                                     (X 1000)    AMOUNT                                        INSTR. V
        ---------------        ------ ------------  ---------   -------- ---------------------- ------- ----------------------------
Ashanti Goldfields               GDS    US0437432026   21035     8208730    SOLE                  1     SOLE
Banco Latino America de Export   CLE    PAP169941328   33611     1211215    SOLE                  1     SOLE
Brazil Telecom Participacoes     ADR    US1055301097   36022      618397    SOLE                  1     SOLE
Centeral Puerto                  ADR    US1550381024     147       25500    SOLE                  1     SOLE
Coca-Cola Femsa                  ADR    US1912411089   33911     1695541    SOLE                  1     SOLE
Comp. Anon. Nac. Telefones       ADS    US2044211017   21882      895442    SOLE                  1     SOLE
Distribucion y Servicios(D&S)    ADR    US2547531069   48053     2945750    SOLE                  1     SOLE
DSP Group, Inc.                  COM    US23332B1061    3685       98600    SOLE                  1     SOLE
Embotelladora Andina Rep A       ADR    US29081P204    23594     1859655    SOLE                  1     SOLE
Embotelladora Andina Rep B       ADS    US29081P3038   21316     2079655    SOLE                  1     SOLE
Enersis                          ADR    US29274F1049   15367      862721    SOLE                  1     SOLE
Femsa                            ADS    US3444191064   82821     2123605    SOLE                  1     SOLE
Grupo Iusacell                   ADR    US40050B1008   34020     2864819    SOLE                  1     SOLE
Gulf Indonesia Resources LTD     COM    CA4022841031   39003     3586459    SOLE                  1     SOLE
Korea Electric Power             ADR    US5006311063   15538     1189545    SOLE                  1     SOLE
Laboratorio Chile                ADR    US50540H1041    8820      530500    SOLE                  1     SOLE
Matav                            ADS    US5597761098   10625      450914    SOLE                  1     SOLE
Mavesa                           ADR    US5777171019    8551     1982861    SOLE                  1     SOLE
Millicom Int'l,                  Com    LU0038705702   69355     1950234    SOLE                  1     SOLE
Minera Buenaventura              ADS    US2044481040   19097     1352000    SOLE                  1     SOLE
Orbotech Ltd.                    ORD    IL0008722873   47820      874420    SOLE                  1     SOLE
OTE                              ADR    US4233253073    8115      877329    SOLE                  1     SOLE
Panamerican Beverages Inc.       CL A   PAP748231084   45708     2688708    SOLE                  1     SOLE
PLDT                             ADR    US7182526043     657       38340    SOLE                  1     SOLE
Provida                          ADR    US00709P1084   14522      693600    SOLE                  1     SOLE
Quilmes Industrial(New Pref)     ADR    US74838Y1082   50782     4836370    SOLE                  1     SOLE
Quinenco                         ADS    US7487181031   30600     3522339    SOLE                  1     SOLE
Santa Isabel                     ADR    US8022331065    1045      181800    SOLE                  1     SOLE
SK Telecom Co.                   ADS    US78440P1084       3         100    SOLE                  1     SOLE
Telebras                         ADR    US8792871001       1       38000    SOLE                  1     SOLE
Telefonos de Mexico(Series L)    ADS    US8794037809  160167     3014913    SOLE                  1     SOLE
Telesp Cellular Participacoes    ADR    US8795211089    1693       51400    SOLE                  1     SOLE
TV Azteca                        ADR    US9011451021   48017     3729473    SOLE                  1     SOLE
                                                      ------
REPORT SUMMARY             33 DATA RECORDS           955582        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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